Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 11,944	$ 7,509	$ 6,920
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of premises and equipment	1,141	1,277	1,126
Net (accretion) of purchase accounting adjustments	(188)	(526)	(255)
Net amortization of securities	260	378	407
Proceeds from sale of loans in secondary market	11,034	7,857	6,455
Loans disbursed for sale in secondary market	(10,692)	(7,592)	(6,228)
Amortization of mortgage servicing rights	55	71	79
Gain on sale of loans	(397)	(336)	(306)
Amortization of intangibles	135	156	68
Deferred tax (benefit) expense	(134)	1,907	(725)
Provision for loan losses	1,039	2,564	2,826
Common stock issued to ESOP	295	428	575
Earnings on bank owned life insurance and annuity assets	(717)	(1,226)	(725)
(Gain) loss on sale of other real estate owned	21	134	(22)
Net write-down of other real estate owned	538	55	489
Change in accrued interest receivable	(135)	(188)	(496)
Change in accrued liabilities	1,946	1,681	1,461
Change in other assets	1,996	347	1,717
Net cash provided by operating activities	18,141	14,496	13,366
Cash flows from investing activities:
Net cash acquired from Milton Bancorp, Inc. acquisition			1,770
Proceeds from sales of securities available for sale
Proceeds from maturities and paydowns of securities available for sale	21,139	20,389	18,591
Purchases of securities available for sale	(23,757)	(25,177)	(20,256)
Proceeds from maturities of securities held to maturity	1,711	1,419	3,089
Purchases of securities held to maturity		(389)	(1,528)
Proceeds from maturities of certificates of deposit in financial institutions		245	490
Purchases of certificates of deposit in financial institutions	(245)	(395)	(445)
Purchases of restricted investments in bank stocks			(566)
Net change in loans	(9,981)	(37,918)	(38,299)
Proceeds from sale of other real estate owned	1,132	1,466	403
Purchases of premises and equipment	(2,725)	(1,727)	(1,683)
Proceeds from bank owned life insurance and annuity assets		2,107
Purchases of bank owned life insurance and annuity assets		(2,200)
Net cash (used in) investing activities	(12,726)	(42,180)	(38,434)
Cash flows from financing activities:
Change in deposits	(9,930)	66,444	10,150
Proceeds from common stock through dividend reinvestment	1,325	715
Cash dividends	(3,967)	(3,932)	(3,585)
Proceeds from Federal Home Loan Bank borrowings	8,000	4,785	11,102
Repayment of Federal Home Loan Bank borrowings	(3,162)	(5,318)	(1,883)
Change in other long-term borrowings	(989)	(459)	3,899
Change in other short-term borrowings	(85)	(144)	21
Net cash provided by (used in) by financing activities	(8,808)	62,091	19,704
Cash and cash equivalents:
Change in cash and cash equivalents	(3,393)	34,407	(5,364)
Cash and cash equivalents at beginning of year	74,573	40,166	45,530
Cash and cash equivalents at end of year	71,180	74,573	40,166
Supplemental disclosure:
Cash paid for interest	5,008	3,724	2,930
Cash paid for income taxes	2,050	2,236	1,725
Proceeds from bank owned life insurance and annuity assets not settled		1,993
Transfers from loans to other real estate owned	547	1,337	957
Other real estate owned sales financed by The Ohio Valley Bank Company		237	316
Issuance of common stock for Milton Bancorp, Inc. acquisition			11,444
Net assets acquired from Milton Bancorp, Inc. acquisition, excluding cash and cash equivalents			$ 3,140